Fees Summary	Aug. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,423,000
Previously Paid Amount	0.00
Total Fee Amount	1,538.43
Total Offset Amount	0.00
Net Fee	1,538.43
Narrative - Max Aggregate Offering Price	$ 10,423,000
Final Prospectus	true